Related-Party Transactions (Schedule Of Related Party Transactions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Federal income taxes	$ 56	$ 50	$ (114)
Texas margin taxes	22	21	20
Total payments (receipts)	78	71	(94)
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes	45	59
Texas margin taxes	22	21
Total payments (receipts)	67	80
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes		(19)	(102)
Texas margin taxes			20
Total payments (receipts)		(19)	(82)
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes	11	10	(12)
Total payments (receipts)	$ 11	$ 10	$ (12)